Acquisitions of and investment in businesses - Hometown Medical, LLC - Narratives (Details) - Hometown Medical LLC - USD ($)		12 Months Ended
	Jul. 01, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about business combination [line items]
Purchase price	$ 5,892,000
Cash consideration	$ 4,838,000		$ 1,054,000
Discount rate	5.30%
Fair value of holdback consideration	$ 1,054,000
Reduction of hold back part of purchase consideration treated as reduction to goodwill		$ 259,000
Professional fees in conjunction with the acquisition	$ 22,000